INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details)		12 Months Ended
		Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Major components of tax expense (income) [abstract]
Statutory tax rate		34
Income tax rate		25.00%
Social contribution tax rate		9.00%
Income before taxes		R$ 5,573,916,000	R$ 4,831,591,000	R$ 5,959,529,000
Income and social contribution tax expenses, at the tax rate of 34%		(1,895,131,000)	(1,642,741,000)	(2,026,240,000)
Tax benefit related to interest on equity allocated		881,202,000	705,500,000	929,900,000
IR and CS on interest SELIC update of undue debts		89,254,000	277,424,000	0
Non-deductible expenses, gifts, incentives		(95,677,000)	(84,844,000)	(87,115,000)
TaxEffectOnExplorationProfit		90,258,000	76,174,000	24,185,000
Equity pickup		(4,623,000)	(8,072,000)	39,869,000
Unclaimed interest on equity		(19,253,000)	(56,933,000)	(38,311,000)
Deferred taxes on tax losses, negative basis and temporary differences		84,274,000	0	0
Composition of CSLL tax loss and negative base (SELIC update of undue debts)	[1]	0	0	1,407,523,000
Other		335,757,000	(40,197,000)	20,017,000
Tax debits		R$ (533,939,000)	R$ (773,689,000)	R$ 269,828,000
Effective rate		0.096	0.160	(0.045)
Current income and social contribution taxes		R$ 665,499,000	R$ 1,126,498,000	R$ 84,661,000
Deferred income and social contribution taxes		R$ (131,560,000)	R$ (352,809,000)	(354,489,000)
Others Deferred Income Tax And Social Contribution Tax Expense Income				1,405,565,000
Recoverable income tax and social contribution assets with a corresponding credit				R$ 1,958,000

[1]	On July 8, 2020, the Company filed Writ of Mandamus No. 5012373-88.2020.4.03.6100 providing protection in recognizing challenges of its claims of illegality and unconstitutionality of the requirement to pay Corporate Income Tax (“IRPJ”) and Social Contribution on Net Income (“CSLL”) on interest income accruals at the SELIC rate arising from improperly collected taxes.

On September 24, 2021, the plenary of the Federal Supreme Court ("STF") judged, under the virtual system, the Extraordinary Appeal No. 1.063.187/SC, under general repercussion topic 962, which deals with IRPJ and CSLL on SELIC interest income on overpayments, similar to the Writ of Mandamus above. This judgment accepted, by unanimous vote, agreed to the claims of unconstitutionality for levying IRPJ and CSLL on tax overpayment. On September 30, 2021, the Judgment Minutes were published and, on December 16, 2021, the full decision was published.

Considering the effects of the general repercussion, the Company reprocess previous years' calculations and its tax losses increased. The company determined it will be able to utilize those additional tax losses based on future projections for profitability/profitability of the business. As a result of these assessments, in 2021 the Company recognized the amount of R$1,407,523, of which R$1,405,565 in deferred income tax and social contribution assets and R$1,958 in recoverable income tax and social contribution assets with a corresponding credit in the income tax and social contribution result. For 2022, as a result of the final and unappealable decision favorable to the claim, certified in the records on August 27, 2022, the Company has already been excluding the SELIC update on tax undue debts based on IRPJ and CSLL.
(2)Includes R$320,700 relating to deductible temporary differences arising from the Garliava acquisition whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.